Long-Term Debt - Additional Information - Other (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) credit_facility	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	3.03%	2.33%
Foreign exchange (losses) gains	$ 5,335	$ 13,943	$ 28,401
Aggregate annual long-term debt principal repayments, 2017	190,100
Aggregate annual long-term debt principal repayments, 2018	719,800
Aggregate annual long-term debt principal repayments, 2019	82,500
Aggregate annual long-term debt principal repayments, 2020	178,000
Aggregate annual long-term debt principal repayments, 2021	288,400
Aggregate annual long-term debt principal repayments,thereafter	345,700
Long-term debt	1,791,226	$ 1,999,209
Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	$ 127,800
Number of credit facilities | credit_facility	2
Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Percentage of vessel value to outstanding loan principal balance	110.00%
Minimum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	133.00%
Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Percentage of vessel value to outstanding loan principal balance	115.00%
Maximum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	209.00%